SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS (Details) - Warrant [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,608,734
Exercise price per share beginning
Weighted-average remaining contractual life, outstanding opening balance	4.81
Aggregate intrinsic value of vested warrants outstanding beginning balance	$ 1,624,905
Weighted-average exercise price, outstanding beginning balance	$ 10.67
Warrants granted	53,410,001		2,500,000
Exercise price, Warrants granted	$ 0.06		$ 0.06
Weighted average remaining contractual term granted	4 years 3 months 29 days		5 years
Aggregate intrinsic value of vested warrants granted	$ 4,272,300		$ 1,600,000
Weighted-average exercise price, granted	$ 0.06		$ 0.06
Warrants exercised/exchanged
Exercise price, Warrants exercised/exchanged
Warrants expired/cancelled	96,616
Exercise price, Warrants expired/cancelled
Ending balance	55,922,119	108,734	2,608,734
Exercise price per share ending
Weighted-average remaining contractual life, outstanding ending balance	4.88	0.78	4.81
Aggregate intrinsic value of vested warrants outstanding ending balance	$ 5,031,900	$ 57,296	$ 1,624,905
Weighted-average exercise price, outstanding ending balance	$ 0.67	$ 8.31	$ 0.44
Exercisable at ending	55,922,119	106,907	2,606,907
Exercise price per share exercisable
Weighted average remaining contractual term exercisable	4 years 10 months 17 days	10 months 17 days	4 years 9 months 21 days
Exercisable Aggregate Intrinsic Value	$ 5,031,900	$ 54,389	$ 1,623,641
Exercisable weighted price per share	$ 0.67	$ 9.45	$ 0.45
Weighted-average exercise price, outstanding beginning balance	$ 0.44
Warrants acquired		108,734
Weighted-average remaining contractual life, acquire		9 months 10 days
Aggregate intrinsic value of vested warrants acquire		$ 57,296
Weighted-average exercise price, acquire		$ 8.31
Warrants acquired concurrent with the Titan Merger			108,734
Weighted average remaining contractual term merger			4 months 13 days
Aggregate intrinsic value of vested warrants assumed			$ 24,905
Weighted-average exercise price, assumed			$ 9.29
Weighted average remaining contractual term			4 years 9 months 21 days
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share beginning	0.008
Exercise price, Warrants granted
Exercise price, Warrants expired/cancelled	$ 0.008
Exercise price per share ending	0.06	0.008	0.008
Exercise price per share exercisable	$ 0.06	$ 0.008	$ 0.008
Exercise price, warrants acquire		0.008
Exercise price per share titan merger maximum			0.008
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share beginning	16.00
Exercise price, Warrants expired/cancelled	$ 16.00	16.00
Exercise price per share ending	16.00		16.00
Exercise price per share exercisable	$ 16.00	16.00	$ 16.00
Exercise price, warrants acquire		$ 16.00
Exercise price per share titan merger maximum			16.00